State Street Bank and Trust Company

Legal Services Department

1 Lincoln Street, Mailstop: SFC 0805

Boston, MA 02111

March 2, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Taiwan Fund, Inc. (the “Fund”)

File No. 811-04893

Dear Sir/Madam:

On behalf of the above referenced Fund, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a preliminary copy of the Notice and Proxy Statement to be sent to stockholders in connection with the Annual Meeting of Stockholders of the Fund to be held on April 21, 2020. The close of business on February 24, 2020 is the record date for the determination of stockholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes:

(1)	To elect directors to serve for the ensuing year;

(2)

To approve an Agreement of Merger reincorporating the Fund, currently a Delaware corporation, as a Maryland corporation by means of a merger of the Fund into a wholly-owned, newly formed Maryland subsidiary; and

(3)	To transact such other business as may properly come before the Meeting or any adjournments thereof.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

Please direct any comments you have on this filing to Fund counsel, Leonard Mackey. His contact information is as follows:

Leonard Mackey

Leonard.Mackey@CliffordChance.com

212-878-8489

Thanks,

/s/ Brian F. Link
Brian F. Link
Secretary of the Fund
Enclosures